Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade, Other Payables and Financial Liabilities

	2019	2018
Account payables	$119,332	$124,962
Account payables to related parties	14,086	14,673

	133,418	139,635
Others	84	604

	$133,502	$140,239